SUBSEQUENT EVENTS (Details) CAD / shares in Units, £ in Millions, COP in Millions, CAD in Millions, BRL in Millions, $ in Millions							1 Months Ended	12 Months Ended
	Feb. 22, 2018 USD ($)	Feb. 15, 2018 USD ($)	Jan. 29, 2018 BRL	Jan. 19, 2018 GBP (£)	Jan. 16, 2018 CAD CAD / shares shares	Jan. 16, 2018 USD ($)	Jun. 30, 2017	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Feb. 28, 2018 COP	Feb. 28, 2018 USD ($)	Jan. 29, 2018 USD ($)	Jan. 19, 2018 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Notional amount								$ 11,842	$ 10,260
Issuance of preferred limited partnership units								187	147	$ 128
Debt								10,090	9,148
Terraform Global
Disclosure of non-adjusting events after reporting period [line items]
Debt								$ 342
Borrowings, maturity								2031
Credit facilities
Disclosure of non-adjusting events after reporting period [line items]
Notional amount								$ 887	$ 673
Borrowings, interest rate								2.60%	1.90%
Borrowings, maturity							June 30, 2022
Senior Notes
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate	9.75%
Borrowings, maturity	2022
Proceeds from refinancing of debt which were used to pay down existing debt	$ 760
Senior Notes | Terraform Global
Disclosure of non-adjusting events after reporting period [line items]
Debt	$ 400
Borrowings, interest rate	6.13%
Borrowings, maturity	2026
Revolving credit facility
Disclosure of non-adjusting events after reporting period [line items]
Debt	$ 45
Borrowings, maturity	2021
Bond Refinancing
Disclosure of non-adjusting events after reporting period [line items]
Debt											COP 750	$ 262
2.1 GW pumped storage facility | UNITED KINGDOM | Long-term debt
Disclosure of non-adjusting events after reporting period [line items]
Debt				£ 60										$ 83
Borrowings, maturity				2021
2.1 GW pumped storage facility | UNITED KINGDOM | Long-term debt | LIBOR
Disclosure of non-adjusting events after reporting period [line items]
Bears interest plus a margin				2.75%										2.75%
2.1 GW pumped storage facility | UNITED KINGDOM | Credit facilities
Disclosure of non-adjusting events after reporting period [line items]
Debt				£ 90										$ 125
19 MW hydroelectric facility | Brazil | Long-term debt
Disclosure of non-adjusting events after reporting period [line items]
Debt			BRL 130										$ 40
19 MW hydroelectric facility | Brazil | Long-term debt | TJLP
Disclosure of non-adjusting events after reporting period [line items]
Bears interest plus a margin			2.15%										2.15%
Borrowings, maturity			2038
296 MW hydroelectric facility | United States | Green Bond
Disclosure of non-adjusting events after reporting period [line items]
Debt		$ 350
Borrowings, interest rate		4.50%
Borrowings, maturity		2033
Proceeds from refinancing of debt which were used to pay down existing debt		$ 315
Series 13 Preferred LP Units [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares					10,000,000
Par Value Per Share | CAD / shares					CAD 25
Issuance of preferred limited partnership units					CAD 250	$ 201